Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets - Schedule of Collateral Held as Security for Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
On-Balance Sheet [member]
Disclosure of assets pledged as security [line items]
Total on-balance sheet/ off-balance sheet	£ 4,048	£ 3,679
On-Balance Sheet [member] | Trading Liabilities [member]
Disclosure of assets pledged as security [line items]
Total on-balance sheet/ off-balance sheet		1,911
On-Balance Sheet [member] | Deposits by customers [member]
Disclosure of assets pledged as security [line items]
Total on-balance sheet/ off-balance sheet		8
On-Balance Sheet [member] | Deposits by banks [member]
Disclosure of assets pledged as security [line items]
Total on-balance sheet/ off-balance sheet	4,048	1,760
Off-Balance Sheet [member]
Disclosure of assets pledged as security [line items]
Total on-balance sheet/ off-balance sheet	£ 23,236	£ 38,655